OTHER ASSETS (Schedule of Net Future Amortization Expense) (Details) (Leases, Acquired-in-Place, Market Adjustment, USD $) In Thousands, unless otherwise specified	Dec. 31, 2013
Leases, Acquired-in-Place, Market Adjustment
Other Assets [Line Items]
2013	$ 365
2014	256
2015	101
2016	92
2017	83
Thereafter	76
Total	$ 973